Amount Due from/to Related Parties	12 Months Ended
Dec. 31, 2023
Amount Due from/to Related Parties [Abstract]
AMOUNT DUE FROM/TO RELATED PARTIES

25 AMOUNT DUE FROM/TO RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

25.1 Related party balances

Due from related parties:

	2023	2022
	USD	USD
(a) Affiliated companies:
Du – UAE	69,517	32,234
Mobily – KSA	203,962	207,028
	273,479	239,262

(b) Due from related parties
Maher Khawkhaji (General manager of Spotlight Recreational Services LLC)	73,482	-
	346,961	239,262

Due to shareholders and related parties:

	2023	2022
	USD	USD
(a) Due to shareholders
Edgard Maroun	606,816	232,429
Elias Habib	490,681	162,354
MBC FZ LLC	-	1,941,289
Maher Khawkhaji (General manager of Spotlight Recreational Services LLC)	-	100,236
	1,097,497	2,436,308

The above balances are interest free and have no fixed repayment terms.

(b)	Convertible notes: Convertible notes from MEVP, Alkonost Investment Ltd., SHUAA and SRMG are disclosed in note 27 to the consolidated financial statements.

(c)	Working capital loans: Working capital loans from MEVP and SHUAA are disclosed in note 27 to the consolidated financial statements.

25.2 Related party transactions

Significant transactions with related parties included in the consolidated statement of comprehensive income are as follows:

	2023	2022
	USD	USD

Share Based payment to service provider	(2,850,000)	-
Advertising expenses	(908,711)	(591,289)
Shares issued to Board of Directors	(195,000)	-
Interest on convertible loans (note 27)	(137,500)	(322,748)
Interest on working capital loans (note 27)	-	(88,757)
Revenues from Du and Mobily	1,059,795	1,248,248
Fees paid to Du and Mobily (cost of revenue)	(244,898)	(305,394)

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

25.3 Compensation of key management personnel of the Group

	2023	2022
	USD	USD

Short term employee benefits	1,377,454	1,926,641
Post-employment pension and medical benefits	47,007	34,535
Termination benefits	15,665	48,747
Share-based payment transactions	87,209	109,800
Total compensation of key management personnel of the Group	1,527,335	2,119,723